Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended									12 Months Ended
	Jan. 31, 2013 2009 LTIP [Member]	Jan. 31, 2012 2009 LTIP [Member]	Jun. 08, 2009 2009 LTIP [Member]	Jan. 31, 2013 2009 LTIP [Member] Restricted Share Units [Member] Minimum [Member]	Jan. 31, 2013 2009 LTIP [Member] Restricted Share Units [Member] Maximum [Member]	Jan. 31, 2013 2000 Employee Share Purchase Plan [Member]	Jan. 31, 2012 2000 Employee Share Purchase Plan [Member]	Jan. 31, 2013 2004 LTIP [Member]	Jan. 31, 2013 2004 LTIP [Member] Restricted Share Units [Member] Minimum [Member]	Jan. 31, 2013 2004 LTIP [Member] Restricted Share Units [Member] Maximum [Member]	Jan. 31, 2013 2004 Directors Incentive Plan [Member]	Jan. 31, 2012 2004 Directors Incentive Plan [Member]	Jan. 31, 2013 Directors Option Plan [Member]	Jan. 31, 2013 2000 Stock Option Plan [Member]	Jan. 31, 2013 2009 LTIP Option Plan [Member]	Jan. 31, 2013 2004 LTIP Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance			6,250,000			1,200,000					600,000
Vesting period, Granted				3 years	5 years				3 years	5 years
Maximum contractual term for options	10 years							10 years					10 years	10 years
Period for converting RSU in ordinary shares, minimum	3 years							3 years
Period for converting RSU in ordinary shares, maximum	5 years							5 years
Shares available for grant under plan	3,359,568	4,258,032									401,898	437,778
Shares subject to in-the-money options													54,000	178,150	8,408	166,836
Termination date of incentive plan											Jun. 25, 2014
Number of shares approved													45,000
Number of additional shares approved													9,000
Ordinary shares issued						18,399	25,852
Employee purchases share of common stock						100.00%
Percentage of maximum employee payroll deductions						10.00%
Limit for payrolls deductions						Employee payroll deductions cannot exceed 10% of a participant's current compensation and are subject to an annual maximum of $25.
Value of maximum employee annual base compensation						$ 25
Unrecognized share-based compensation						$ 27,412,000
Weighted average period of cost expected to be recognized						2 years 7 months 6 days